Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease [Abstract]
Remaining lease term	1 year 8 months 12 days
Weighted average discount rates	8.00%
Impairment loss of right-of-use assets	$ 144,051	$ 200,916